Property, Equipment and Software - Schedule of Property, Equipment and Software (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Equipment and Software
Total cost	¥ 841,663		¥ 210,052
Less: Accumulated depreciation and amortization	(243,675)		(24,486)
Property, equipment and software, net	597,988	$ 86,700	185,566
Mining Equipment
Property, Equipment and Software
Total cost	720,666		146,881
Computers and Electronic Equipment
Property, Equipment and Software
Total cost	69,698		27,492
Leasehold Improvements
Property, Equipment and Software
Total cost	33,466		21,412
Mechanical Equipment
Property, Equipment and Software
Total cost	855		7,694
Software
Property, Equipment and Software
Total cost	16,437		5,438
Construction in Progress
Property, Equipment and Software
Total cost			665
Motor Vehicles
Property, Equipment and Software
Total cost	¥ 541		¥ 470